Schedule of Intangibles in Senior Living Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 23,311
Accumulated Amortization	(4,225)
Net Carrying Value	19,086
Senior Living Real Estate | In-Place Resident Lease Intangibles
Gross Carrying Amount	22,711
Accumulated Amortization	(4,205)
Net Carrying Value	18,506
Senior Living Real Estate | Non-Compete Intangibles
Gross Carrying Amount	600
Accumulated Amortization	(20)
Net Carrying Value	$ 580